Form N-1A Supplement	Jan. 01, 2025
American Century ETF Trust | American Century Focused Dynamic Growth ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

Summary Prospectus and Prospectus Supplement American Century Focused Dynamic Growth ETF
Supplement dated June 11, 2025 ■ Prospectus and Summary Prospectus dated January 1, 2025

At a special meeting of shareholders held on June 10, 2025, shareholders approved the change in designation under the Investment Company Act of 1940 for American Century Focused Dynamic Growth ETF (the “Fund”) from diversified to non-diversified.
The change will be effective June 11, 2025.

The following replaces the Diversification Risk under Principal Risks in the summary prospectus and on page 3 of the prospectus.
•Nondiversification Risk — The fund is classified as nondiversified. A nondiversified fund may invest a greater percentage of its assets in a smaller number of securities than a diversified fund. This gives the portfolio managers the flexibility to hold large positions in a smaller number of securities. If so, a price change in any one of those securities may have a greater impact on the fund’s share price than would be the case in a diversified fund and the fund may be more volatile than if it was diversified.